Lease Prepayments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Lease Prepayments [Line Items]
Amortization	¥ 407	¥ 360	¥ 332
Approximate aggregate carrying value of certain land use rights mortgaged for certain bank borrowings	88	90
In the process of applying for certain title/right certificates [member]
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 922	827
Bottom of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	30 years
Top of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	70 years
Land use rights [member]
Disclosure of Lease Prepayments [Line Items]
Amortization	¥ 92	¥ 78	¥ 75